GUARANTEE COMMITMENTS AND CONTINGENT LIABILITIES - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) claim	Dec. 31, 2021 USD ($)
Disclosure of contingent liabilities [line items]
Number of Cargo Claims | claim	2
Contingent liability for guarantees | Danish Shipping Finance | Maximum
Disclosure of contingent liabilities [line items]
Guarantee commitments | $	$ 0.1	$ 0.1